Average Annual Total Returns	12 Months Ended	48 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CRM SMALL CAP VALUE FUND | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%		7.29%		7.14%
CRM SMALL CAP VALUE FUND | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	17.98%		6.47%		7.29%
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	18.23%		6.71%		7.54%
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.21%		4.90%		5.03%
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.39%		4.96%		5.27%
CRM SMALL/MID CAP VALUE FUND | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
CRM SMALL/MID CAP VALUE FUND | Russell 2500 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.98%		8.44%		7.81%
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	16.70%		10.19%		8.83%
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	16.84%		10.37%		9.04%
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.45%		7.16%		6.01%
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.58%		7.45%		6.39%
CRM MID CAP VALUE FUND | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
CRM MID CAP VALUE FUND | Russell Midcap Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.07%		8.59%		8.10%
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	8.72%		8.39%		8.83%
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	8.92%		8.59%		9.03%
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.50%		6.54%		6.16%
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.78%		6.57%		6.40%
CRM All Cap Value Fund | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
CRM All Cap Value Fund | Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.98%		8.60%		8.40%
CRM All Cap Value Fund | CRM All Cap Value Fund INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	15.67%		8.92%		8.12%
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	15.95%		9.19%		8.40%
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.97%		6.70%		5.22%
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.99%		6.68%		5.73%
CRM LONG/SHORT OPPORTUNITIES FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%		14.58%
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent	17.79%	8.82%		6.02%
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.63%	7.64%		5.28%
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.97%	6.74%		4.65%